Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
The following tables present summarized financial information for the Company’s equity method investments as of December 31, 2021 and 2020 and for the years ended December 31, 2021 and 2020.

	December 31,	December 31,
Summarized balance sheets	2021	2020
	(in thousands)
Current assets	$60,652	$64,355
Non-current assets	5,798	7,468
Total assets	$66,450	$71,823

Current liabilities	$39,612	$57,040
Non-current liabilities	706	6,589
Total liabilities	$40,318	$63,629

	Years Ended December 31,
Summarized statements of operations	2021	2020
	(in thousands)
Revenue	$61,802	$14,917
Gross margin	$12,410	$2,636
Net income (loss)	$6,540	$(1,873)